LONG-TERM INVESTMENT (Details Narrative) - USD ($)	Jun. 30, 2026	May 19, 2026	Apr. 07, 2026	Dec. 31, 2025
Long-term Investment
Long term investments	$ 1,000,000	$ 500,000	$ 500,000
Other investments		$ 1,000,000	$ 1,000,000
Equity securities	$ 10,000,000